Note 17 - Subsequent Events - 10Q	3 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
NOTE 17. SUBSEQUENT EVENTS

Equity Raise

On January 25, 2013, the Company issued approximately 29,450,000 shares of the Company’s common stock for an aggregate purchase price of approximately $8.8 million. The Company will use the proceeds from the issuance of the shares to repay certain outstanding indebtedness and for general corporate, working capital, and net capital purposes and associated costs and fees relating to the transaction.

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Additionally, the Company granted registration rights to these investors. The registration rights provide for, among other things, registration payment arrangements. The Company has agreed to use its commercially reasonable efforts to (i) file with the Securities and Exchange Commission (the “SEC”) as soon as practicable but in no event later than 45 days of the date of the Closing, a registration statement covering the resale of the shares issued in the private placement and (ii) have the registration statement be declared effective under the Securities Act of 1933, as amended (the “Securities Act”), no later than April 25, 2013 or if there is a review of the registration statement by the SEC, May 25, 2013. In the event that (1) a registration statement is not declared effective by such dates, (2) after the date the registration statement is declared effective by the SEC, (a) a registration statement ceases for any reason, to remain continuously effective or (b) the investors are not permitted to utilize the prospectus included in the registration statement therein to resell their shares, in each case, for more than an aggregate of 20 consecutive days or 45 days during any 12-month period, or (3) the Company fails to satisfy the current public information requirement pursuant to Rule 144(c)(1) under the Securities Act, it shall pay an amount in cash equal to approximately $88,000 on the date the failure occurs and every 30 days thereafter, until cured, subject to a maximum amount of up to approximately $880,000.

On January 24, 2013, the Company issued 9,416,691 shares of its common stock in connection with the conversion of 34,169 and 60,000 shares of Series C and D Preferred Stock, respectively.

During January 2013, the Company issued 10,000,000 shares of its common stock in satisfaction of obligations under convertible notes aggregating $5,000,000.

On January 24, 2013, the Company issued to certain holders of warrants 12,951,196 shares of common stock in consideration of the cancellation of 17,426,187 warrants. These warrants were originally issued in connection with the Company’s issuance of shares of its Series C, D, and E Convertible Preferred Stock. The remaining Series C holder holds 1,990,505 warrants.

Settlements

The Company was named with one of its subsidiaries in a FINRA arbitration requesting compensatory damages of $1,375,000. Through discovery, the Company learned that counsel for the claimant represented additional clients with unfiled claims. The parties agreed to submit the matter to mediation. In February 2013 the Company settled the matter for $225,000 in cash (payable over 12 months) and 600,000 shares of the Company’s stock valued at approximately $168,000.